Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Borrowings
Non-current	$ 1,133,549		$ 1,287,421
Current	199,688		178,016
Total Borrowings	1,333,237		1,465,437	$ 1,439,603
Bank and financial borrowings
Borrowings
Non-current	278,147		353,740
Current	114,092		125,164
Total Borrowings	407,800	[1]	478,900
Notes
Borrowings
Non-current	855,402		933,681
Current	85,535		52,852
Total Borrowings	940,900		$ 986,500
Bank overdrafts
Borrowings
Current	$ 61

[1]	A - Secured/guaranteed